Share-Based Transactions	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Transactions
Share-Based Transactions
As of December 31, 2011, the Company had outstanding equity awards under its Omnibus Incentive Plan (OIP). The OIP provides for the issuance of equity awards, including stock options, stock appreciation rights, restricted stock, deferred stock, RSUs, unrestricted stock as well as cash-based awards. In addition to time-based vesting requirements, awards granted under the OIP also may be subject to specified performance criteria. As of December 31, 2011, we had 4.5 million shares available for future grants under this plan.
Employee Share-Based Transactions
The following table summarizes employee and director restricted stock activity during 2011 and 2010.

		Weighted-average measurement-date fair value per share
	Shares
	(Shares in thousands)
Unvested employee restricted stock and RSUs, December 31, 2009	—	$—
Granted in 2010	2,569	15.02
Forfeited in 2010	(3)	15.00
Conversions from awards in Citi shares	11	15.00
Vested in 2010	(11)	15.00
Unvested employee restricted stock and RSUs, December 31, 2010	2,566	15.02
Granted in 2011	368	25.65
Forfeited in 2011	(12)	18.25
Vested in 2011	(858)	15.04
Unvested employee restricted stock and RSUs, December 31, 2011	2,064	16.88
The value of restricted stock and RSUs granted to employees was based on the fair market value of our common stock at the date of grant. We granted shares of restricted stock to U.S. employees and non-employee directors and RSUs to Canadian employees. All outstanding management awards have time-based vesting requirements. These awards vest over three years and are not subject to any sales restrictions or deferred delivery following vesting.
In connection with our granting of management equity awards, we recognized expense and tax benefit offsets as follows:

	Year ended December 31,
	2011	2010
	(In thousands)
Management equity award expense	$16,139	$11,894
Tax benefit associated with management equity awards	5,530	3,971
Management equity award expense reflects vesting activity related to management IPO shares granted on April 1, 2010 as well as vesting activity for approximately 354,500 shares granted on February 22, 2011 at $25.80, less a nominal forfeiture adjustment. As of December 31, 2011, total compensation cost not yet recognized in our financial statements related to equity awards with time-based vesting conditions yet to be reached was as follows:

December 31, 2011
(Dollars in thousands)
Total management equity award compensation cost not yet recognized	$22,318
Weighted-average period over which cost will be recognized	1.5 years
Non-Employee Share-Based Transactions
The following table summarizes non-employee restricted stock unit activity during 2011 and 2010.

		Weighted-average measurement-date fair value per share
	Shares
	(Shares in thousands)
Unvested non-employee RSUs, December 31, 2009	—	—
Granted in 2010	2,615	$13.27
Vested in 2010	(2,427)	12.80
Unvested non-employee RSUs, December 31, 2010	188	19.37
Granted in 2011	517	17.17
Vested in 2011	(588)	17.70
Unvested non-employee RSUs, December 31, 2011	117	17.55
All of our 2011 non-employee share-based transactions relate to the granting of RSUs to members of our sales force. These awards are earned over a three month service period and vest at the conclusion of the service period. However, they are subject to long-term sales restrictions expiring over three years. Because the sale restrictions extend up to three years beyond the vesting period, the awards are subject to an illiquidity discount reflecting the risk associated with the post-vesting restrictions. To quantify this discount for each award, we used a series of Black-Scholes models with one-, two- and three-year tenors to estimate put option costs less a nominal transaction cost as a methodology for quantifying the cost of eliminating the downside risk associated with the sale restrictions.
The most significant assumptions in the Black-Scholes models were the volatility assumptions. Because our stock and the options on our stock have had a very limited active trading history, we derived volatility assumptions by analyzing other public insurance companies’ historical and implied volatilities over terms comparable to the sale restriction terms.
The following table presents the assumptions used in valuing quarterly RSU grants:

Year ended December 31,
	2011	2010
Expected volatility	29 to 67	36 to 52
Quarterly dividends expected	$0.01 to $0.03	$0.00 to $0.01
Risk-free interest rates	Less than 1%	Less than 2%
Our quarterly incentive awards to our sales force leaders have performance-based vesting requirements for which the granting and the service period occur within the same calendar quarter. These awards are granted in the form of RSUs that vest upon the conclusion of the quarterly contest and are subject to sale restrictions expiring over the three years subsequent to vesting. Because the awards are subject to sale restrictions following their vesting, their fair value is discounted to reflect a corresponding illiquidity discount. To the extent they are granted in connection with successful policy acquisitions, portions of these awards are deferred and amortized in the same manner as other deferred policy acquisition costs.
Details on the granting and valuation of these awards follows:

	Year ended December 31,
	2011	2010
	(Dollars in thousands, except per-share amounts)
Total quarterly RSUs granted	517,374	750,000
Measurement date per-share fair value of awards	$14.08 to $21.06	$15.44 to $19.37
Illiquidity discounts	17% to 32%	20% to 28%
Quarterly incentive awards expense recognized currently	$1,747	$12,318
Quarterly incentive awards expense deferred	$7,058	$—
Concurrent tax benefit of deferred expense	$2,273	$—
As of December 31, 2011, all non-employee equity awards were fully vested with the exception of approximately 116,600 shares that vested on January 1, 2012. As such, any related compensation cost not recognized in our financial statements through December 31, 2011 is immaterial.
For the year ended December 31, 2010, we also recognized approximately $22.4 million of expense in connection with the IPO shares granted to certain of our sales force leaders in April 2010. This IPO-related grant expense was partially offset by a tax benefit of approximately $7.1 million. The IPO price per share was $15.00. We recognized a discounted fair value of these awards of $12.00 per RSU, reflecting the illiquidity discount described above.
All of our outstanding equity awards are eligible for dividends or dividend equivalents regardless of vesting status.